Financial Instruments (Debt and Marketable Equity Securities Table) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair value of financial instruments, details:
Carrying amount of long-term debt	$ 35,073		$ 32,856
Fair value of long-term debt	37,524		34,555
Debt and Marketable Equity Securities.
Debt securities - noncurrent, adjusted cost	7	[1]	7	[1]
Debt securities - noncurrent, gross unrealized gains	3	[1]	1	[1]
Debt securities - noncurrent, fair value	9	[1]	9	[1]
Available-for-sale equity investments, adjusted cost	272	[1]	20	[1]
Available-for-sale equity investments, gross unrealized gains	2	[1]	2	[1]
Available-for-sale equity investments, gross unrealized losses	31	[1]	4	[1]
Available-for-sale equity investments, fair value	243	[1]	18	[1]
Sales of debt and available-for-sale equity investments
Proceeds	21		41		112
Gross realized gains (before taxes)	0		13		45
Gross realized losses (before taxes)	5		5		1
Unrealized holding gains/(losses) on available-for-sale debt and equity securities
Net unrealized gains/(losses) arising during the period	(18)		0
Net unrealized (gains)/losses reclassified to net income	3		(5)		(25)
Maximum contractual maturities of substantially all available-for-sale debt securities	1 year
Other (income) and expense
Debt and Marketable Equity Securities.
Trading securities, unrealized gains	$ 21

[1]	Included within investments and sundry assets in the Consolidated Statement of Financial Position.